CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Allowance for doubtful accounts	$ 10,369	¥ 71,987	¥ 17,903
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	297,599	2,066,221	1,720,585	[1]
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	$ 39,425	¥ 273,735	¥ 191,521	[1]
Treasury stock, shares	25,368,080	25,368,080	0
Class A Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	410,608,263	410,608,263	365,961,759
Ordinary shares, shares outstanding	380,922,773	380,922,773	350,398,737
Class B Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,015,128,452	1,015,128,452	1,058,514,152
Ordinary shares, shares outstanding	1,003,326,973	1,003,326,973	1,035,037,339
VIEs
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	$ 20,234	¥ 140,487	¥ 277,364
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	$ 188	¥ 1,304	¥ 2,160

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)